CONVERTIBLE NOTES - GS Capital Convertible Note - Additional Information (Details) - USD ($)	Oct. 22, 2020	Jan. 01, 2020	Feb. 22, 2019	Dec. 31, 2021
Short Term Debt [Line Items]
Stated interest rate				12.00%
Measurement period after conversion date		5 years
Ownership Of Outstanding Stock Percentage	4.99%
Convertible Debt | G S Capital Convertible Note
Short Term Debt [Line Items]
Stated interest rate			8.00%
Percent of average of two lowest volume weighted average prices			65.00%
Measurement period after conversion date			10 days
Ownership Of Outstanding Stock Percentage			4.99%
Convertible Debt | G S Capital Convertible Note | GS Capital Notes
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding		$ 169,500
Accrued interest		$ 8,832